Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000133836
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Teberg Fund - No-Load Class
C000248905
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Teberg Fund - Investor Class
Without Sales Load [Member] | C000133836
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%		38.69%	15.84%	10.10%
Without Sales Load [Member] | C000248905
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%		38.19%	15.76%	10.06%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average
Average Annual Return, Percent	7.35%		28.85%	11.78%	12.03%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average
Average Annual Return, Percent	7.35%		28.85%	11.78%	12.03%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	10.42%		36.35%	15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	10.42%		36.35%	15.98%	13.38%